500 Boylston Street, Boston, Massachusetts  02116-3741

Phone 617-954-5000

October 26, 2012

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Lifetime® 2015 Fund, MFS® Lifetime® 2025 Fund, MFS® Lifetime® 2035 Fund, MFS® Lifetime® 2045 Fund and MFS® Lifetime® 2055 Fund (the “Funds”); Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 30 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 28 to the above-captioned Registration Statement, except the Prospectuses and Statement of Additional Information, which are marked to indicate all changes from Post-Effective Amendment No. 27.

This Amendment is being filed for the purpose of updating the Funds’ financial and other information and, in connection therewith, making certain other minor and conforming changes.

In accordance with Rule 485(b)(4), we hereby represent that the amendment does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4340 or Matt Mills at (617) 954-6559.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President and Senior Counsel

SAP/bjn
enclosures